Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total Product revenues, net	$ 66.0	$ 70.3	$ 272.2	$ 291.0	$ 288.0
Merisant - North America
Disaggregation of Revenue [Line Items]
Total Product revenues, net			60.0	59.0	57.6
Merisant - Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total Product revenues, net			76.0	82.0	77.9
Merisant - Asia-Pacific
Disaggregation of Revenue [Line Items]
Total Product revenues, net			17.8	17.0	15.4
Merisant - Latin America
Disaggregation of Revenue [Line Items]
Total Product revenues, net			12.1	15.8	17.2
Mafco Worldwide
Disaggregation of Revenue [Line Items]
Total Product revenues, net	$ 25.8	$ 28.8	106.3	117.2	119.9
Sweeteners
Disaggregation of Revenue [Line Items]
Total Product revenues, net			165.9	173.8	168.1
Licorice products
Disaggregation of Revenue [Line Items]
Total Product revenues, net			$ 106.3	$ 117.2	$ 119.9
Minimum
Disaggregation of Revenue [Line Items]
Customer payment terms from invoice date			30 days
Maximum
Disaggregation of Revenue [Line Items]
Customer payment terms from invoice date			120 days